Victory Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Lipper Large-Cap Growth Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	12.70%	16.07%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	12.74%	15.33%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	10.47%	12.71%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.85%	9.68%	11.84%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.74%	12.73%	15.36%